FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

September 4, 2008

Filed Via Edgar (CIK #0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:     FRANKLIN STRATEGIC SERIES (Registrant)
          File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 1, 2008.

Sincerely yours,

FRANKLIN STRATEGIC SERIES

/S/ DAVID P. GOSS
David P. Goss

Vice President

DPG:ac